Note 9 - Property, Plant and Equipment, net (Details Textual) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	$ 24,984,001	$ 24,271,802
Government Grant Netted Against Property, Plant and Equipment	360,818	360,818	$ 360,818
Depreciation, Total	790,155	1,066,352
Leasehold Improvements [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	$ 9,135,978	$ 9,130,310